Inventories (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials	$ 68,741	¥ 468,189	¥ 788,957
Finished goods	658	4,483	4,483
Total	69,399	472,672	793,440
Less: Inventory allowance	(68,818)	(468,713)	(675,697)
Inventories, net	$ 581	¥ 3,959	¥ 117,743